Statement of Additional Information Supplement

August 5, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 5, 2019 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2019

Active International Allocation Portfolio

Advantage Portfolio

Asia Opportunity Portfolio

Emerging Markets Breakout Nations Portfolio

Emerging Markets Fixed Income Opportunities Portfolio

Emerging Markets Leaders Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Frontier Markets Portfolio

Global Advantage Portfolio

Global Concentrated Portfolio

Global Concentrated Real Estate Portfolio

Global Core Portfolio

Global Counterpoint Portfolio

Global Endurance Portfolio

Global Franchise Portfolio

Global Infrastructure Portfolio

Global Opportunity Portfolio

Global Permanence Portfolio

Global Real Estate Portfolio

Global Sustain Portfolio

Growth Portfolio

Inception Portfolio

International Advantage Portfolio

International Equity Portfolio

International Opportunity Portfolio

International Real Estate Portfolio

Multi-Asset Portfolio

Real Assets Portfolio

US Core Portfolio

U.S. Real Estate Portfolio

The table in the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

Name	Frequency[1]	Lag Time
Service Providers
State Street Bank and Trust Company	Daily basis	Daily
BlackRock Financial Management Inc.[2]	Daily basis	[3]
KellyCo Marketing	Monthly basis and Quarterly basis	Varying lag times after the date of the information
Commcise Software Limited	Monthly basis	Approximately three business days
ITG Inc.	Monthly basis	Approximately three business days
R.R. Donnelley & Sons Company	Monthly basis and Quarterly basis	Varying lag times after the date of the information
Toppan Merrill[4]	Semi-Annual basis	Approximately 15 business days after month end
Clients
KPMG LLP[5] Goldman Sachs Asset Management, L.P.[5] KPMG Partner Pension Plan[5] KPMG Pension Plan[5]	Monthly basis	Approximately seven business days
Baylor University[6]	Monthly basis	Approximately 15 days
Fund Rating Agencies
Lipper	Monthly basis	Approximately six business days after month end
Consultants and Analysts
Aon Hewitt Inc.[7]	Monthly basis	Approximately 30 days after month end
Portfolio Analytics Providers
Bloomberg Finance, L.P.	Daily basis	Daily
FactSet Research Systems, Inc.	Daily basis	Daily
FX Transparency LLC	Quarterly basis	Approximately three-four weeks after quarter end

1  Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

2  With respect to the Emerging Markets Fixed Income Opportunities and Multi-Asset Portfolios, only.

3  Information will typically be provided on a real time basis or as soon thereafter as possible.

4  With respect to the Advantage, Asia Opportunity, Global Advantage, Global Counterpoint, Global Endurance, Global Opportunity, Global Permanence, Growth, Inception, International Advantage and International Opportunity Portfolios, only.

5  With respect to the Global Real Estate Portfolio, only. Information disclosed may include the Fund's holdings in KPMG LLP's top audit clients and securities greater than or equal to 12.5% of the total fund market value during the month.

6  With respect to the International Opportunity Portfolio, only.

7  With respect to the Global Franchise Portfolio, only.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

August 5, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 5, 2019 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2019

Emerging Markets Portfolio

Global Infrastructure Portfolio

Global Opportunity Portfolio

Global Real Estate Portfolio

Growth Portfolio

International Opportunity Portfolio

U.S. Real Estate Portfolio

(Class IR)

The table in the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

Name	Frequency[1]	Lag Time
Service Providers
State Street Bank and Trust Company	Daily basis	Daily
KellyCo Marketing	Monthly basis and Quarterly basis	Varying lag times after the date of the information
Commcise Software Limited	Monthly basis	Approximately three business days
ITG Inc.	Monthly basis	Approximately three business days
R.R. Donnelley & Sons Company	Monthly basis and Quarterly basis	Varying lag times after the date of the information
Toppan Merrill[2]	Semi-Annual basis	Approximately 15 business days after month end
Clients
KPMG LLP[3] Goldman Sachs Asset Management, L.P.[3] KPMG Partner Pension Plan[3] KPMG Pension Plan[3]	Monthly basis	Approximately seven business days
Baylor University[4]	Monthly basis	Approximately 15 days
Fund Rating Agencies
Lipper	Monthly basis	Approximately six business days after month end
Portfolio Analytics Providers
Bloomberg Finance, L.P.	Daily basis	Daily
FactSet Research Systems, Inc.	Daily basis	Daily
FX Transparency LLC	Quarterly basis	Approximately three-four weeks after quarter end

1  Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

2  With respect to the Global Opportunity, Growth and International Opportunity Portfolios, only.

3  With respect to the Global Real Estate Portfolio, only. Information disclosed may include the Fund's holdings in KPMG LLP's top audit clients and securities greater than or equal to 12.5% of the total fund market value during the month.

4  With respect to the International Opportunity Portfolio, only.

Please retain this supplement for future reference.